Inventories	12 Months Ended
Dec. 31, 2017
Inventories Tables
Inventories
8.	Inventories

(a)	This caption is made up as follows:

	2017	2016
	S/(000)	S/(000)

Goods and finished products	27,386	21,427
Work in progress	105,882	107,882
Raw materials	74,477	71,248
Packages and packing	1,975	2,045
Fuel and carbon	26,986	29,033
Spare parts and supplies	141,623	117,643
Inventory in transit	4,093	3,941
	382,422	353,219
Less - Provision for inventory obsolescence and net realizable value (b)	(9,402)	(6,684)

	373,020	346,535

(b)	Movement in the provision for inventory obsolescence and net realizable value is set forth below:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Opening balance	6,684	14,055	5,146
Additions	3,183	1,725	9,335
Recoveries	(465)	(226)	(426)
Disposals	—	(8,870)	—

Final balance	9,402	6,684	14,055